CONDENSED CONSOLIDATED BALANCE SHEETS (Q1) - USD ($)	Mar. 31, 2024	Mar. 27, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 41,577		$ 224,394		$ 1,426,006
Restricted cash	0	$ 75,773	75,773		0
Income tax receivable	0		13,937		0
Prepaid expenses	1,296		4,091		367,169
Total current asset	42,873		318,195		1,793,175
Cash held in Trust Account	19,205,223		62,418,210		237,038,010
Total assets	19,248,096		62,736,405		238,831,185
Current liabilities:
Accounts payable and accrued expenses	5,690,852		4,408,080		1,001,990
Due to Sponsor	270,000		240,000		120,000
Franchise taxes payable	49,896		40,030		63,283
Income taxes payable	107,344		0		645,442
Excise tax payable	2,235,006		2,235,006		0
Redemption payable	0		43,640,022		0
Promissory note - related party	2,150,000		1,875,000		0
Total current liabilities	10,503,098		52,438,138		1,830,715
Warrant liability	1,135,000		454,000		1,135,000
Marketing agreement	150,000		150,000		150,000
Deferred underwriting fee			0		8,650,000
Total liabilities	11,788,098		53,042,138		11,765,715
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption, 1,717,578 shares at redemption value of $11.16 and 10.98 per share as of March 31, 2024 and December 31, 2023, respectively	19,074,076		18,853,961		237,020,680
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0		0		0
Additional paid-in capital	0		0		0
Accumulated deficit	(11,614,653)		(9,160,269)		(9,955,785)
Total stockholders' deficit	(11,614,078)		(9,159,694)	$ (10,394,255)	(9,955,210)	$ (19,064,644)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Deficit	$ 19,248,096		$ 62,736,405		$ 238,831,185
Related Party [Member]
Current liabilities:
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Due to Sponsor		Due to Sponsor		Due to Sponsor
Notes Payable, Current, Related Party, Type [Extensible Enumeration]	Promissory note - related party		Promissory note - related party		Promissory note - related party
Class A Common Stock [Member]
Current assets:
Cash held in Trust Account	$ 0		$ 0
Current liabilities:
Excise tax payable	2,235,006		2,235,006
Class A common stock subject to possible redemption, 1,717,578 shares at redemption value of $11.16 and 10.98 per share as of March 31, 2024 and December 31, 2023, respectively	19,074,076		18,853,961		$ 237,020,680	$ 234,600,000
Stockholders' Deficit:
Common stock - $0.0001 par value	500		500		0
Class B Common Stock [Member]
Stockholders' Deficit:
Common stock - $0.0001 par value	$ 75		$ 75		$ 575